OPERATING LEASE	12 Months Ended
Dec. 31, 2011
OPERATING LEASE
OPERATING LEASE

Note 9—OPERATING LEASE

        On May 31, 2011, Lpath entered into a lease agreement ("the Lease") with Sorrento Science Park, LLC for an 11,960 square foot laboratory and office facility in San Diego, California. The Lease commenced in July 2011, and this facility now houses all of the Company's research, development, and administrative staff. The Company vacated its former facility in July 2011.

        The Lease has an initial term of 64 months. Monthly lease payments will be $25,116, with annual escalations of 3%. The Lease grants the Company the right to extend the lease for an additional five-year term.

        Future minimum payments and sublease income under the company's non-cancelable operating lease are set forth in the following table:

Years ending December 31,	Lease Obligation	Sublease Income	Net Lease Obligation
2012	$305,913	$11,652	$294,261
2013	315,090	11,652	303,438
2014	324,543	11,652	312,891
2015	334,279	11,652	322,627
2016	286,075	9,710	276,365

Total future minimum lease commitments	$1,565,900	$56,318	$1,509,582

        Lpath's rent expense totaled $300,000 and $180,000 for the years ended December 31, 2011 and 2010, respectively. Lpath's sublease income amounted to $13,000 and $18,000 for the years ended December 31, 2011 and 2010, respectively.